PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.8%
Asset-Backed Securities 1.3%
Collateralized Loan Obligations
Ares CLO Ltd. (Cayman Islands), Series 2018-28RA, Class A1R, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.797%(c)	10/17/30	152	$152,600
Sound Point CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1AR, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.917(c)	10/26/31	227	226,958
Voya CLO Ltd. (Cayman Islands), Series 2015-03A, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.782(c)	10/20/31	185	185,668

Total Asset-Backed Securities (cost $564,640)				565,226
Corporate Bonds 87.5%
Advertising 0.7%
Clear Channel Outdoor Holdings, Inc., Sr. Sec’d. Notes, 144A	5.125	08/15/27	305	298,370
Aerospace & Defense 1.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	325	324,614
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	107	107,936
				432,550
Airlines 1.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A	5.500	04/20/26	200	199,852
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	350	345,032
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	7.875	05/01/27	200	196,500
Sr. Unsec’d. Notes, 144A	9.500	06/01/28	25	24,914
				766,298

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Apparel 0.6%
Hanesbrands, Inc., Gtd. Notes, 144A	4.875%	05/15/26	100	$98,782
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	75	69,496
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	100	100,378
				268,656
Auto Manufacturers 0.2%
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	95	94,923
Auto Parts & Equipment 2.6%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	200	197,000
American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27	75	75,050
Clarios Global LP/Clarios US Finance Co.,
Gtd. Notes, 144A	8.500	05/15/27	175	175,875
Sr. Sec’d. Notes, 144A	6.250	05/15/26	125	125,000

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	100	99,473
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	10	10,276
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	400	379,724
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	75	73,661
				1,136,059
Banks 1.0%
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	6.625	01/15/27	150	149,760
Sr. Unsec’d. Notes, 144A	7.625	05/01/26	200	201,396

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	100	103,376
				454,532

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 1.7%
Builders FirstSource, Inc., Gtd. Notes, 144A	5.000%	03/01/30	10	$9,660
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875	01/31/27	200	202,671
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	150	144,102
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	25	24,261
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	400	393,240
				773,934
Chemicals 2.1%
Celanese US Holdings LLC, Gtd. Notes	6.600	11/15/28	75	77,677
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	7.125	10/01/27	600	608,733
SNF Group SACA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	189,000
WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	75	73,768
				949,178
Coal 0.2%
Conuma Resources Ltd. (Canada), Sr. Sec’d. Notes, 144A	13.125	05/01/28	71	72,065
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29	20	20,525
				92,590
Commercial Services 3.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	25	24,604
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	9.750	07/15/27	300	301,034
Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29	30	28,457

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000%	04/15/29	75	$67,957
Gtd. Notes, 144A	4.625	10/01/27	230	219,867

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A	5.750	07/15/27	225	222,514
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	75	73,013
Dcli Bidco LLC, Second Mortgage, 144A	7.750	11/15/29	40	41,427
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.500	07/15/27	225	223,709
Gtd. Notes, 144A	6.625	06/15/29	15	15,370

Hertz Corp. (The), Gtd. Notes, 144A	4.625	12/01/26	50	42,823
Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500	05/15/29	100	96,583
Service Corp. International, Sr. Unsec’d. Notes	4.625	12/15/27	25	24,561
United Rentals North America, Inc., Gtd. Notes	4.875	01/15/28	75	73,859
				1,455,778
Computers 1.1%
Fortress Intermediate 3, Inc., Sr. Sec’d. Notes, 144A	7.500	06/01/31	20	20,738
McAfee Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	100	97,150
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	150	164,254
NCR Voyix Corp.,
Gtd. Notes, 144A	5.000	10/01/28	200	193,443
Gtd. Notes, 144A	5.125	04/15/29	8	7,685
				483,270

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.6%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875%	12/15/28	200	$185,490
Ritchie Bros Holdings, Inc. (Canada), Sr. Sec’d. Notes, 144A	6.750	03/15/28	75	76,969
				262,459
Diversified Financial Services 6.6%
Azorra Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	7.750	04/15/30	50	50,235
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A	7.000	01/15/26	25	24,959
Gtd. Notes, 144A	9.750	03/15/29	75	80,492

Freedom Mortgage Holdings LLC, Sr. Unsec’d. Notes, 144A	9.250	02/01/29	90	93,302
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A	6.875	04/15/29	10	10,212
Gtd. Notes, 144A	8.000	02/15/27	200	206,500
Sr. Unsec’d. Notes, 144A	5.875	03/15/30	10	9,916
Sr. Unsec’d. Notes, 144A	7.750	05/15/26	50	50,812
Sr. Unsec’d. Notes, 144A	8.000	06/15/28	25	26,312

LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	25	21,745
Macquarie Airfinance Holdings Ltd. (United Kingdom), Sr. Unsec’d. Notes, 144A	6.400	03/26/29	5	5,179
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	75	73,674
Gtd. Notes, 144A	6.000	01/15/27	300	299,927
Gtd. Notes, 144A	6.500	08/01/29	15	15,154
Navient Corp.,
Sr. Unsec’d. Notes	5.000	03/15/27	25	24,671
Sr. Unsec’d. Notes	6.750	06/25/25	150	150,777
Sr. Unsec’d. Notes	6.750	06/15/26	250	254,155
OneMain Finance Corp.,
Gtd. Notes	6.625	01/15/28	50	51,047
Gtd. Notes	7.125	03/15/26	550	562,229

PennyMac Financial Services, Inc., Gtd. Notes, 144A	5.375	10/15/25	352	351,156
PHH Escrow Issuer LLC, Sr. Unsec’d. Notes, 144A	9.875	11/01/29	60	58,099

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
PRA Group, Inc.,
Gtd. Notes, 144A	8.375%	02/01/28	100	$103,111
Gtd. Notes, 144A	8.875	01/31/30	15	15,752

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes, 144A	2.875	10/15/26	400	381,655
				2,921,071
Electric 3.0%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	5.250	06/01/26	312	310,122
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	75	73,307
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	150	150,070
Gtd. Notes, 144A	5.250	06/15/29	75	73,639
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	178	176,353
Gtd. Notes, 144A	5.500	09/01/26	308	307,701
Gtd. Notes, 144A	5.625	02/15/27	250	249,885
				1,341,077
Electrical Components & Equipment 0.6%
Energizer Holdings, Inc., Gtd. Notes, 144A	6.500	12/31/27	200	202,233
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29	15	15,377
Gtd. Notes, 144A	7.250	06/15/28	52	53,246
				270,856
Entertainment 2.1%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A	7.000	02/15/30	200	206,385
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	150	149,915
Cinemark USA, Inc., Gtd. Notes, 144A	7.000	08/01/32	10	10,344
International Game Technology PLC, Sr. Sec’d. Notes, 144A	4.125	04/15/26	225	220,558

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750%	02/15/29	125	$122,278
Penn Entertainment, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27	250	247,120
				956,600
Environmental Control 0.2%
GFL Environmental, Inc., Gtd. Notes, 144A	4.000	08/01/28	75	71,250
Foods 0.8%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC, Gtd. Notes, 144A	5.875	02/15/28	25	24,855
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	25	23,878
Sr. Sec’d. Notes, 144A	8.000	09/15/28	265	272,595

Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28	50	50,469
				371,797
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	69	68,785
Sr. Unsec’d. Notes	5.750	05/20/27	150	144,429
				213,214
Healthcare-Products 0.2%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29	110	103,159
Healthcare-Services 1.8%
HCA, Inc., Gtd. Notes	7.050	12/01/27	175	184,467
LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	4.375	02/15/27	340	329,430

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $66,790; purchased 12/14/23)(f)	5.500%	09/01/28	75	$52,045
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	9.375	09/01/29	20	20,325
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.375	01/15/30	75	70,299
Sr. Sec’d. Notes	4.625	06/15/28	150	145,643
				802,209
Home Builders 5.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	150	140,255
Sr. Unsec’d. Notes, 144A	6.625	01/15/28	75	75,448

Beazer Homes USA, Inc., Gtd. Notes	5.875	10/15/27	350	347,559
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	350	348,264
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	250	244,947
Landsea Homes Corp., Gtd. Notes, 144A	8.875	04/01/29	95	97,316
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	100	98,199
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	350	344,750
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28	165	160,259
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	8.750	02/15/29	75	79,739
Taylor Morrison Communities, Inc., Gtd. Notes, 144A	5.875	06/15/27	200	202,197
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	225	222,883
				2,361,816

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	8.250%	02/01/29	25	$25,704
Internet 1.6%
Cogent Communications Group LLC, Sr. Sec’d. Notes, 144A	3.500	05/01/26	175	169,765
Gen Digital, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	350	349,208
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	200	197,989
				716,962
Iron/Steel 0.5%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	100	100,773
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	25	25,178
Mineral Resources Ltd. (Australia), Sr. Unsec’d. Notes, 144A	9.250	10/01/28	75	78,381
				204,332
Leisure Time 6.4%
Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	300	299,625
Gtd. Notes, 144A	7.625	03/01/26	150	150,802
Sr. Sec’d. Notes, 144A	4.000	08/01/28	25	23,875

Lindblad Expeditions Holdings, Inc., Sr. Sec’d. Notes, 144A	9.000	05/15/28	100	105,359
Lindblad Expeditions LLC, Sr. Sec’d. Notes, 144A	6.750	02/15/27	175	175,497
NCL Corp. Ltd.,
Gtd. Notes, 144A	5.875	03/15/26	525	523,456
Sr. Sec’d. Notes, 144A	5.875	02/15/27	400	399,000
Sr. Sec’d. Notes, 144A	8.125	01/15/29	75	79,594
Sr. Unsec’d. Notes, 144A	3.625	12/15/24	31	30,845
Sr. Unsec’d. Notes, 144A	6.250	03/01/30	15	14,896
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	5.375	07/15/27	300	298,500

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Royal Caribbean Cruises Ltd., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	04/01/28	200	$199,940
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	275	272,250
Sr. Unsec’d. Notes, 144A	7.000	02/15/29	75	75,563

VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	200	194,000
				2,843,202
Lodging 4.0%
Boyd Gaming Corp., Gtd. Notes	4.750	12/01/27	103	100,751
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	125	124,209
Gtd. Notes	5.500	04/15/27	350	349,932
Gtd. Notes	6.125	09/15/29	15	15,163

Station Casinos LLC, Gtd. Notes, 144A	4.500	02/15/28	75	71,663
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A	5.875	05/15/25	250	249,687
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	200	198,884
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	675	645,891
				1,756,180
Machinery-Diversified 1.7%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	100	107,392
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A	5.250	07/15/27	675	663,188
				770,580
Media 4.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	200	197,504

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp., (cont’d.)
Sr. Unsec’d. Notes, 144A	5.500%	05/01/26	325	$324,838
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	25	16,535
Gtd. Notes	7.375	07/01/28	100	75,525
Gtd. Notes	7.750	07/01/26	575	492,509

DISH Network Corp., Sr. Sec’d. Notes, 144A	11.750	11/15/27	75	79,558
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $215,705; purchased 12/14/23 - 02/07/24)(f)	4.500	09/15/26	275	237,237
Sr. Unsec’d. Notes, 144A (original cost $10,313; purchased 05/02/24)(f)	6.500	09/15/28	25	16,695

Sinclair Television Group, Inc., Gtd. Notes, 144A (original cost $67,256; purchased 12/14/23)(f)	5.125	02/15/27	75	66,551
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.625	06/01/27	350	348,718
				1,855,670
Mining 2.6%
First Quantum Minerals Ltd. (Zambia), Gtd. Notes, 144A	6.875	10/15/27	200	199,088
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	76,053
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	300	295,125
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.500	07/15/27	175	176,531
Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	425	409,378
				1,156,175

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.7%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	225	$223,620
Trinity Industries, Inc., Gtd. Notes, 144A	7.750	07/15/28	90	93,867
				317,487
Oil & Gas 3.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	9.000	11/01/27	25	30,055
Sr. Unsec’d. Notes, 144A	8.250	12/31/28	100	102,405

CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	150	150,198
Civitas Resources, Inc., Gtd. Notes, 144A	8.375	07/01/28	100	104,357
Crescent Energy Finance LLC, Gtd. Notes, 144A	9.250	02/15/28	100	105,210
Expand Energy Corp.,
Gtd. Notes	5.375	03/15/30	75	74,493
Gtd. Notes, 144A	5.500	02/01/26	50	50,010

Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	02/01/29	75	72,841
Kraken Oil & Gas Partners LLC, Sr. Unsec’d. Notes, 144A	7.625	08/15/29	5	4,960
Nabors Industries, Inc., Gtd. Notes, 144A	7.375	05/15/27	300	300,582
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	25	23,437
Gtd. Notes, 144A	5.875	07/15/27	275	274,312

Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27	105	108,158
Precision Drilling Corp. (Canada), Gtd. Notes, 144A	7.125	01/15/26	75	74,925
SM Energy Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/29	20	20,139
Sunoco LP, Gtd. Notes, 144A	7.000	05/01/29	15	15,531
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	115	115,889

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Transocean, Inc., (cont’d.)
Gtd. Notes, 144A	8.500%	05/15/31	5	$5,049
Sr. Sec’d. Notes, 144A	8.750	02/15/30	4	4,431

Valaris Ltd., Sec’d. Notes, 144A	8.375	04/30/30	75	76,388
				1,713,370
Packaging & Containers 3.0%
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	25	24,669
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	240	236,700
LABL, Inc., Sr. Unsec’d. Notes, 144A	10.500	07/15/27	350	344,865
Mauser Packaging Solutions Holding Co., Sr. Sec’d. Notes, 144A	7.875	04/15/27	250	256,085
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27	125	119,680
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	75	75,715
Trident TPI Holdings, Inc., Gtd. Notes, 144A	12.750	12/31/28	250	277,236
				1,334,950
Pharmaceuticals 1.9%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	300	295,247
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	9.000	12/15/25	25	24,500
Sr. Sec’d. Notes, 144A	5.750	08/15/27	450	399,937

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A, Cash coupon 9.000% and PIK 3.500% or Cash coupon 12.000%	12.000	05/15/29	102	105,272
				824,956

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 2.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.750%	03/01/27	195	$194,893
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsec’d. Notes, 144A	7.000	07/15/29	20	20,579
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	50	50,145
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	250	256,241

Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	150	151,083
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	100	98,929
Sr. Unsec’d. Notes, 144A	4.800	05/15/30	25	23,495
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	100	97,383
Sr. Unsec’d. Notes, 144A	7.375	02/15/29	15	15,302
Venture Global LNG, Inc.,
Sr. Sec’d. Notes, 144A	7.000	01/15/30	25	25,584
Sr. Sec’d. Notes, 144A	9.500	02/01/29	75	83,793

Western Midstream Operating LP, Sr. Unsec’d. Notes	3.100	02/01/25	75	74,675
				1,092,102
Real Estate 0.7%
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	325	319,253
Real Estate Investment Trusts (REITs) 3.1%
Diversified Healthcare Trust,
Gtd. Notes	9.750	06/15/25	120	120,031
Sr. Unsec’d. Notes	4.750	02/15/28	75	64,128

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.500	03/15/31	25	16,317
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Gtd. Notes, 144A	7.000	02/01/30	10	10,229
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes	4.750	10/15/27	175	171,676

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
RHP Hotel Properties LP/RHP Finance Corp., (cont’d.)
Gtd. Notes, 144A	6.500%	04/01/32	20	$20,318

SBA Communications Corp., Sr. Unsec’d. Notes	3.875	02/15/27	400	389,125
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	150	144,924
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	185	180,176
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A	4.750	04/15/28	50	46,790
Sr. Sec’d. Notes, 144A	10.500	02/15/28	200	212,536
				1,376,250
Retail 3.7%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	25	22,687
Sr. Sec’d. Notes, 144A	3.875	01/15/28	400	381,500

BCPE Ulysses Intermediate, Inc., Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%	7.750	04/01/27	150	146,778
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%	12.000	12/01/28	181	192,778
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%	13.000	06/01/30	250	274,410

LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	70,833
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29	75	69,466
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	6.750	03/01/32	100	102,075
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27	200	198,946

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875%	10/15/28		175	$176,034
White Cap Parent LLC, Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	03/15/26		20	20,001
					1,655,508
Software 2.2%
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26		944	919,220
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28		75	70,475
					989,695
Telecommunications 6.4%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A	2.250	01/15/25	EUR	200	208,317
Sr. Sec’d. Notes, 144A	9.625	07/15/27		500	471,250

Connect Finco Sarl/Connect US Finco LLC (United Kingdom), Sr. Sec’d. Notes, 144A	9.000	09/15/29		400	368,000
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.000	01/15/30		75	75,260
Sec’d. Notes, 144A	6.750	05/01/29		50	50,636
Sr. Sec’d. Notes, 144A	5.000	05/01/28		100	99,203
Sr. Sec’d. Notes, 144A	5.875	10/15/27		425	425,379

Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	6.500	10/15/26		600	606,780
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.875	06/15/29		100	87,866
Sr. Sec’d. Notes, 144A	10.500	04/15/29		275	308,243

Lumen Technologies, Inc., Sr. Sec’d. Notes, 144A	10.000	10/15/32		25	24,950
Viasat, Inc., Sr. Unsec’d. Notes, 144A	5.625	09/15/25		100	99,293
					2,825,177

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.4%
RXO, Inc., Gtd. Notes, 144A	7.500%	11/15/27	80	$82,898
XPO, Inc., Sr. Sec’d. Notes, 144A	6.250	06/01/28	75	76,024
				158,922

Total Corporate Bonds (cost $38,868,502)				38,818,121
Floating Rate and Other Loans 3.8%
Auto Parts & Equipment 0.4%
First Brands Group LLC, First Lien 2021 Term Loan, 3 Month SOFR + 5.262%	9.847(c)	03/30/27	200	192,527
Chemicals 0.1%
Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	9.435(c)	06/28/28	50	47,574
Commercial Services 0.1%
Fly Funding II Sarl (Luxembourg), Term B Loan, 3 Month LIBOR + 1.750%	8.500(c)	08/11/25	23	22,477
Computers 0.2%
McAfee Corp., Tranche B-1 Term Loan, 1 Month SOFR + 3.250%	7.906(c)	03/01/29	100	100,049
Forest Products & Paper 0.1%
Glatfelter Corp., New Term Loan, 3 Month SOFR + 4.250%	8.764(c)	11/04/31	25	25,031
Insurance 1.1%
Acrisure LLC,
2024 Refinancing Term B Loan, 1 Month SOFR + 3.000%	7.599(c)	02/16/27	150	149,797
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%	7.849(c)	11/06/30	125	124,584

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Insurance (cont’d.)
Asurion LLC,
New B-08 Term Loan, 1 Month SOFR + 3.364%	7.937%(c)	12/23/26	93	$93,199
New B-12 Term Loan, 1 Month SOFR + 4.250%	8.823(c)	09/19/30	125	124,638
				492,218
Media 0.8%
Altice Financing SA (Luxembourg), 2022 Dollar Loan, 3 Month SOFR + 5.000%	9.656(c)	10/31/27	99	85,679
CSC Holdings LLC, 2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.109(c)	01/18/28	274	268,931
Radiate Holdco LLC, Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%	7.937(c)	09/25/26	25	21,644
				376,254
Pharmaceuticals 0.6%
Bausch Health Cos., Inc., Second Amendment Term Loan, 1 Month SOFR + 5.250%	10.706(c)	02/01/27	254	249,936
Retail 0.2%
White Cap Buyer LLC, Tranche C Term Loan, 1 Month SOFR + 3.250%	7.823(c)	10/19/29	75	75,336
Software 0.2%
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%	7.797(c)	05/01/31	75	74,749

Total Floating Rate and Other Loans (cost $1,666,340)				1,656,151
U.S. Treasury Obligations(k) 2.3%
U.S. Treasury Notes	4.375	07/31/26	85	85,203

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(k) (Continued)
U.S. Treasury Notes	4.875%	05/31/26	925	$933,202

Total U.S. Treasury Obligations (cost $1,016,407)				1,018,405

	Shares
Affiliated Exchange-Traded Fund 3.7%
PGIM AAA CLO ETF (cost $1,648,849)(wa)		32,128	1,650,415
Common Stock 0.2%
Gas Utilities
Ferrellgas Partners LP (Class B Stock)^ (cost $114,114)	546	90,466
Preferred Stock 0.0%
Electronic Equipment, Instruments & Components
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^ (cost $6,058)	6	6,000

Total Long-Term Investments (cost $43,884,910)				43,804,784

Short-Term Investment 0.6%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.753%) (cost $277,494)(wa)	277,494	277,494

TOTAL INVESTMENTS 99.4% (cost $44,162,404)		44,082,278
Other assets in excess of liabilities(z) 0.6%		277,515

Net Assets 100.0%		$44,359,793

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
ETF—Exchange-Traded Fund
JPM—JPMorgan Chase Bank N.A.
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $96,466 and 0.2% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2024.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $360,064. The aggregate value of $372,528 is 0.8% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at November 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
23	2 Year U.S. Treasury Notes	Mar. 2025	$4,740,516	$6,324
Short Positions:
33	5 Year U.S. Treasury Notes	Mar. 2025	3,550,852	(28,611)
1	10 Year U.S. Treasury Notes	Mar. 2025	111,188	(1,337)
				(29,948)
				$(23,624)

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
Forward foreign currency exchange contracts outstanding at November 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/24	JPM	EUR	194	$201,690	$204,691	$3,001	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/03/24	JPM	EUR	194	$210,162	$204,691	$5,471	$—
Expiring 01/10/25	JPM	EUR	194	202,049	205,048	—	(2,999)
				$412,211	$409,739	5,471	(2,999)
						$8,472	$(2,999)
Credit default swap agreement outstanding at November 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2024(4)	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.43.V1	12/20/29	5.000%(Q)	135	2.947%	$9,942	$12,953	$3,011
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional

PGIM Short Duration High Yield ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2024
amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at November 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at November 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
1,965	02/06/26	4.263%(A)	1 Day SOFR(2)(A)/ 4.590%	$—	$(13,553)	$(13,553)
1,330	02/06/27	3.977%(A)	1 Day SOFR(1)(A)/ 4.590%	—	13,424	13,424
				$—	$(129)	$(129)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).